Borrowings	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Borrowings
20.	BORROWINGS

a.	Short-term borrowings
1) Bank loans
  Mainly represented revolving loans and bank overdrafts.

	$	$		$
	December 31
	2023	2024
	NT$	NT$		US$ (Note 4)

Secured bank loans, annual interest rates were 4.80%-5.40% and 3.81%-4.16% as of December 31, 2023 and 2024, respectively	$354,064		$279,797		$8,533

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Unsecured bank loans, annual interest rates were 1.55%-7.57% and 1.75%-6.96% as of December 31, 2023 and 2024, respectively	$49,900,124	$47,165,065	$1,438,398

	50,254,188	47,444,862	1,446,931
Less: financial liabilities for hedging - current (Note 34)	12,516,971	12,456,104	379,875

	$37,737,217	$34,988,758	$1,067,056

2) Short-term bills payable

December 31, 2023
NT$

Commercial papers	$2,790,000
Less: Unamortized discounts	2,660

$2,787,340

Annual interest rate (%)	1.53-1.54

  There was no short-term bills payable as of December 31, 2024.

b.	Long-term borrowings

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

1) Revolving bank loans
Others - repayable through January 2025 to September 2029, annual interest rates were 1.43%-5.91% and 1.62%-5.33% as of December 31, 2023 and 2024, respectively	$77,318,195	$117,177,156	$3,573,564
2) Mortgage loans (Note 36)
Repayable through January 2025 to November 2039, annual interest rates were 2.95%-3.65% and 2.40%-3.45% as of December 31, 2023 and 2024, respectively	8,142,508	8,457,942	257,942

	85,460,703	125,635,098	3,831,506
Less: current portion	4,096,255	3,884,906	118,478

	$81,364,448	$121,750,192	$3,713,028

Pursuant to some of the above revolving bank loans agreements, the Group’s subsidiaries should meet certain financial covenants which are calculated based on each of their annual unaudited financial statements or semi-annual unreviewed financial statements. The Group’s subsidiaries were in compliance with all of the financial covenants.

The Group early repaid bank loans of
NT$16,461,821 thousand and NT$28,489,463 thousand (US$868,846 thousand)
during the months of January to March in 2024 and January to March in 2025, respectively. The original agreed settlement dates for those loans were during April 2025 to November 2026 and November 2025 to November 2027, respectively.